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                                 RBC FUNDS, INC.

                         SUPPLEMENT DATED MARCH 6, 2003
                   TO EACH PROSPECTUS FOR THE CLASS A&B SHARES
                    AND CLASS I SHARES DATED AUGUST 30, 2002
                               (THE "PROSPECTUS")

                            RBC LARGE CAP EQUITY FUND
                             RBC MID CAP EQUITY FUND
                            RBC SMALL CAP EQUITY FUND
                             RBC QUALITY INCOME FUND
                      RBC NORTH CAROLINA TAX-FREE BOND FUND
                           RBC GOVERNMENT INCOME FUND

The Principal Investment Strategies section of the RBC Small Cap Equity Fund (the "Fund") is revised and rested as follows:

         PRINCIPAL INVESTMENT STRATEGIES:

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small companies. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund focuses on equity securities that the Adviser believes have strong prospects for appreciation through growth in earnings. Small capitalization companies are defined by the Fund as companies with a market capitalization of less than $2.0 billion at time of investment of its assets. In selecting stocks for the Fund, the Adviser considers certain factors including sales and earnings growth rates and the strength of the issuer's balance sheet. The Adviser will consider selling securities if the issuer's market capitalization exceeds $5.0 billion.

A full discussion of all permissible investments can be found in the Statement of Additional Information.

           The following average annual performance information supplements the performance table on page 8 of the prospectus.


As of 12/31/01    Past Year       Past 5 Years       Since Inception
                                                     (12/31/94)
                  ----------------------------------------------------
Russell 2000       -9.23%             2.87%              7.69%
Growth Index
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This supplement replaces the supplement dated February 5, 2003.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE